ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Schedule of loss from discontinued operations) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of discontinued operations	$ 1,900		$ 1,900
Loss from discontinued operations	(7,565)	$ (1,620)	(8,283)	$ (2,995)
Discontinued Operations, Held-for-Sale [Member] | Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member] | Colombian related subsidiaries and Colombian assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	662	1,028	1,450	1,773
Cost of sales	466	471	1,123	774
Gross profit from discontinued operations	196	557	327	999
Consulting and management fees	307	683	676	1,267
Professional fees	46	120	82	391
General and administrative	105	419	282	769
Promotion and communication	8	131	14	305
Operating lease expense	43	106	93	122
Depreciation and amortization	70	186	148	296
Bad debt expense	565	150	565	150
Asset impairment	4,704	0	4,704	0
Other (income) expense	2	363	124	666
Operating loss from discontinued operations	(5,654)	(1,601)	(6,361)	(2,967)
Interest (income) expense	2	19	2	28
Net loss before income taxes	(5,656)	(1,620)	(6,363)	(2,995)
Loss on disposal of discontinued operations	1,909	0	1,909	0
Income tax expense	0	0	11	0
Loss from discontinued operations	$ (7,565)	$ (1,620)	$ (8,283)	$ (2,995)